Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 336,211	$ 319,418
Provision for vacation pay	80,529	103,258
Provision for income tax, net of advances	30,210	94,799
Other income tax liabilities	32,048	10,858
Value added tax (“VAT”) payable	19,212	25,812
Provision for royalties	62,152	42,194
Provision for warranty and cost	95,708	201,282
Derivative instruments	107,581	16,270
Contingent purchase obligations	3,126	3,537
Provision for losses on long-term contracts	64,062	75,925
Provision for vendors on accrued expenses	95,058	84,406
IMI acquisition payment	0	54,272
Other	245,460	282,290
Other payables and accrued expenses	$ 1,171,357	$ 1,314,321